REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Over time:
Charter hire	$ 82,511	$ 193,631	$ 210,079
Freight revenue	143,535	236,327	245,179
Vessel revenue	226,046	429,958	455,258
Management fees	2,945	521	581
Other	2,945	521	581
At a point in time:
Sale of ships	153,668	29,600	0
Sale of bunkers and other consumables	4,437	381	0
Ship sales	158,105	29,981	0
Revenue	$ 387,096	$ 460,460	$ 455,839